Long-term Debt - Secured (Table) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Loans Payable	$ 123,250,000	$ 134,950,000
(a) ABN AMRO Bank N.V.
Debt Instrument [Line Items]
Loans Payable	65,350,000	73,050,000
(b) Unicredit Bank AG
Debt Instrument [Line Items]
Loans Payable	16,500,000	16,500,000
(c) Credit Suisse AG
Debt Instrument [Line Items]
Loans Payable	31,650,000	31,650,000
(d) ABN AMRO Bank N.V.
Debt Instrument [Line Items]
Loans Payable	$ 9,750,000	$ 13,750,000